Condensed Consolidated Statement of Financial Position - EUR (€)	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Non-Current Assets
Property, plant and equipment	€ 190,289,000	€ 112,719,000		€ 34,947,000
Intangible assets and goodwill	319,055,000	171,726,000		84,250,000
Deferred tax asset	1,381,000	1,134,000		159,000
Trade and other receivables	57,010,000	10,786,000		8,209,000
Total Non-Current Assets	567,735,000	296,365,000		127,565,000
Current Assets
Inventory	18,375,000	11,820,000		5,716,000
Loans to executives		4,244,000
Trade and other receivables	25,594,000	51,424,000		8,509,000
Prepayments	46,363,000	18,956,000		4,733,000
Cash and cash equivalents	380,699,000	67,080,000		96,644,000
Total Current Assets	471,031,000	153,524,000		115,602,000
TOTAL ASSETS	1,038,766,000	449,889,000		243,167,000
Capital and reserves
Share capital	62,043,000	239,103,000		227,333,000
Share premium	4,896,892,000	288,539,000		139,752,000
Other reserves	(2,825,443,000)	51,425,000		7,035,000
Accumulated deficit	(1,309,252,000)	(258,756,000)		(174,875,000)
Total Equity	824,240,000	320,311,000	[1]	199,245,000
Non-Current Liabilities
Loans and borrowings	143,047,000	87,907,000		19,943,000
Warrants	12,988,000
Deferred tax liability	6,976,000	2,750,000
Total Non-Current Liabilities	163,011,000	90,657,000		19,943,000
Current Liabilities
Current tax liabilities	982,000	501,000		124,000
Loans and borrowings	5,958,000	4,255,000		3,045,000
Trade and other payables	44,575,000	34,165,000		20,810,000
Total Current Liabilities	51,515,000	38,921,000		23,979,000
TOTAL EQUITY AND LIABILITIES	€ 1,038,766,000	449,889,000		€ 243,167,000
Arrival Group [Member]
Current Assets
Cash and cash equivalents		28,000
Total Current Assets		28,000
TOTAL ASSETS		28,000
Capital and reserves
Share capital		30,000
Accumulated deficit		(3,387,000)
Total Equity		(3,357,000)
Current Liabilities
Trade and other payables		3,385,000
Total Current Liabilities		3,385,000
TOTAL EQUITY AND LIABILITIES		€ 28,000

[1]	Comparatives in Statement of changes in equity represent Arrival Luxembourg S.à r.l.’s capital structure up to the point of the share-for-share exchange, the effect of which is shown under the ‘Adjustment of shareholding transfer from Arrival Luxembourg S.à r.l. to Arrival’ (see note 8).